Financial Instruments Warrants change in Fair Value (Detail) - USD ($) $ in Thousands, shares in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Jun. 30, 2018
Level 3 | Recurring | Stock purchase warrants
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at the beginning of the period	$ 35,271	$ 0	$ 30,749	$ 575
Fair value on acquisition/issuance	2,330	36,596	2,330	36,596
Unrealized loss included in earnings	(5,373)	(4,461)	(851)	(5,036)
Fair value at the end of the period	$ 32,228	$ 32,135	$ 32,228	$ 32,135
Teekay Corporation | Stock purchase warrants | Brookfield
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares)	15.5		15.5		14.5